Non-Controlling Interests - Spero Gyrase - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Research and development expense		$ 8,925,000	$ 5,999,000	$ 32,869,000	$ 26,333,000	$ 11,125,000
Spero Gyrase, Inc. [Member]
Noncontrolling Interest [Line Items]
Ownership percentage					20.00%
Spero Gyrase, Inc. [Member] | Anti- dilution Rights [Member] | Research and Development Expenses [Member]
Noncontrolling Interest [Line Items]
Fair value of derivative liability	$ 1,600,000
Spero Gyrase, Inc. [Member] | Aviragen Therapeutics, Inc. [Member]
Noncontrolling Interest [Line Items]
Common stock shares issued	200
Common stock issued, aggregate fair value	$ 1,100,000
Ownership percentage	20.00%
Spero Gyrase, Inc. [Member] | Aviragen Therapeutics, Inc. [Member] | Anti- dilution Rights [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	20.00%
Proceeds from the issuance of common stock, net of issuance costs	$ 0
Spero Gyrase, Inc. [Member] | Aviragen Therapeutics, Inc. [Member] | Anti- dilution Rights [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Gross proceeds from equity financings	8,000,000
Spero Gyrase, Inc. [Member] | Aviragen Therapeutics, Inc. [Member] | Technology-Based Intangible Assets [Member]
Noncontrolling Interest [Line Items]
Research and development expense	$ 1,100,000